Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

As of December 31, 2025 and 2024, accounts receivable, net consisted of the following.

	2025	2024

Accounts receivable	$6,920,852	$3,738,493
Less: allowance for expected credit losses	(485,442)	(125,643)
Accounts receivable, net	6,435,410	3,612,850
Less: current portion	5,407,989	1,385,761
Non-current accounts receivable, net	$1,027,421	$2,227,089

Schedule of Allowance for Credit Losses

The following table shows the movements in the allowance for expected credit losses during the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023

Balance at January 1	$125,643	$160,855	$164,122
Provision for (reversal of) expected credit losses	344,715	(31,199)	1,084
Foreign exchange difference	15,084	(4,013)	(4,351)
Balance at December 31	$485,442	$125,643	$160,855